CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (71,049,371)	$ (465,020,512)	$ 48,675,814
Other comprehensive loss
Foreign currency translation adjustment	1,828,717	24,231,778	12,779,476
Comprehensive income (loss)	(69,220,654)	(440,788,734)	61,455,290
Less: Comprehensive income (loss) attributable to non-controlling interests	(14,124,962)	(189,044,147)	14,063,125
Comprehensive income (loss) attributable to E-House shareholders	$ (55,095,692)	$ (251,744,587)	$ 47,392,165